Fair Value Measurements - Balances of Level 3 Assets and Liabilities Measured at Fair Value with Corresponding Price Sources (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Equity securities	$ 359	$ 257
Mortgage loans, at fair value under fair value option	582	0
Limited partnerships	14	18
Policy loans	4,376	4,474
GMIB reinsurance recoverable	29,670	33,169
Total	247,726	307,622
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	(1,018)	4,071
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	22,957	29,007
Total	1,471	7,871
Level 3
Assets, Fair Value Disclosure [Abstract]
Equity securities	1	2
Mortgage loans, at fair value under fair value option	582
Limited partnerships	14	1
Policy loans	3,419	3,467
GMIB reinsurance recoverable	170	262
Total	4,186	3,732
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	(2,154)	2,626
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	424	3,759
Total	(1,730)	6,385
Level 3 | Internal
Assets, Fair Value Disclosure [Abstract]
Equity securities	1	1
Mortgage loans, at fair value under fair value option	0
Limited partnerships	8	1
Policy loans	3,419	3,467
GMIB reinsurance recoverable	170	262
Total	3,598	3,731
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	(2,154)	2,626
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	424	3,759
Total	(1,730)	6,385
Level 3 | External
Assets, Fair Value Disclosure [Abstract]
Equity securities	0	1
Mortgage loans, at fair value under fair value option	582
Limited partnerships	6	0
Policy loans	0	0
GMIB reinsurance recoverable	0	0
Total	588	1
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	0	0
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	0	0
Total	$ 0	$ 0